Financial Risk Management and Fair Values of Financial Instruments - Summary of Movements of Level 3 (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [Line Items]
Movement of financial instruments beginning balance	$ 272,375	$ 132,846
Gains or losses recognized in profit or loss Recorded as non-operating income (expenses)	(941)	(670)
Gains or losses recognized in other comprehensive gains (losses) Recorded as unrealized gains on valuation of financial assets at fair value through other comprehensive income	122,514	140,199
Sold in the period	(9,427)
Movement of financial instruments ending balance	384,521	272,375
Debt instruments [member]
Disclosure of detailed information about financial instruments [Line Items]
Movement of financial instruments beginning balance	10,368	11,038
Gains or losses recognized in profit or loss Recorded as non-operating income (expenses)	(941)	(670)
Sold in the period	(9,427)
Movement of financial instruments ending balance		10,368
Equity instruments [member]
Disclosure of detailed information about financial instruments [Line Items]
Movement of financial instruments beginning balance	262,007	121,808
Gains or losses recognized in other comprehensive gains (losses) Recorded as unrealized gains on valuation of financial assets at fair value through other comprehensive income	122,514	140,199
Movement of financial instruments ending balance	$ 384,521	$ 262,007